As filed with the Securities and Exchange Commission on September 28, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21167
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments California Intermediate Municipal Fund Inc.
 (Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)
Municipal Notes (163.7%)
American Samoa (0.7%)
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$626
California (138.1%)
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27	1,227
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,783
250	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 5.00%, due 10/1/28	309	(a)
260	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 3.00%, due 10/1/29	268	(a)
400	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 3.00%, due 10/1/30	410	(a)
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,000
1,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.95%, due 8/1/26	1,000
30	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	30
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,154	(a)
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,138
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/44	1,043	(a)(b)(c)
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/29	517	(a)(c)
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	269	(a)
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 4.00%, due 7/1/26	1,083	(a)(b)
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	555	(a)(b)
375	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/25	423	(a)
410	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/26	457	(a)
455	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/27	503	(a)
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,068	(a)
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	726	(a)
605	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/27	644	(a)
630	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/28	666	(a)
330	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/29	346	(a)
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/30	465	(a)(b)
450	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.), Ser. 2014-A, 4.13%, due 7/1/24	503	(a)
15	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	18
540	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	655
1,240	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,438
760	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22	878
20	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	20
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,805
750	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	765	(a)(b)(c)
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,314	(a)(b)
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,099
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/31	432	(a)(b)
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	445	(a)(b)
600	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/24	673	(a)
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,152
120	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	120	(a)
870	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	921	(a)
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/26	873	(a)
225	California Statewide CDA Rev. (Lancer Ed. Std. Hsg. Proj.), Ser. 2007, 5.40%, due 6/1/17	231	(a)
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	855	(a)
1,035	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	1,115	(a)(b)
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24	1,628	(a)
130	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	135	(a)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,791	(a)
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	1,384
350	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/26	434
560	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/27	684
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,438	(a)
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/24	2,341
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/25	1,573
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,026
2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%, due 12/1/24 Pre-Refunded 12/1/16	2,033
2,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 4.50%, due 6/1/27	2,035
590	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 5.00%, due 6/1/33	598
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40	1,370
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,074
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,257
150	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/23	171
300	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/24	339
450	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/25	505
645	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.50%, due 9/1/26	701
690	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.63%, due 9/1/27	748
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	861
315	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/26	357	(a)
500	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	558	(a)
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,328
495	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	506
3,900	Los Angeles Co. Metro. Trans. Au. Sales Tax Prop. A First Tier Sr. Rev., Ser. 2012-A, 5.00%, due 7/1/21	4,677
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,366
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	549	(a)
635	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	568
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,057
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	893
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,683
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,688
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/27	1,237
460	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 4.00%, due 9/1/21	478
600	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/25	665
1,320	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/22	1,130
1,500	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/23	1,236
360	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	361
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,287
400	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	529
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	2,724
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,503
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/19 Pre-Refunded 2/15/17	410
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	823
750	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-D2, 3.00%, due 5/1/21	822
1,000	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,115
1,220	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	1,221
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,209
660	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	662	(a)
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,106
1,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/22	1,147
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/25	1,225
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	803
105	San Mateo Union High Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	77
895	San Mateo Union High Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	649
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	984
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,581
310	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	338
575	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	625
325	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	349
270	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	287
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,082
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,167
355	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	434
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/37	1,539
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,415
2,000	Twin Rivers Unified Sch. Dist. Cert. of Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2007, (AGM Insured), 3.20%, due 6/1/27 Putable 6/1/20	2,004	(d)
515	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	558
1,190	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	1,301
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	3,692	(e)
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,798
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	2,833
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,999	(f)
123,157
Florida (1.3%)
500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	516	(a)(b)(c)
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	613	(a)
1,129
Georgia (0.7%)
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	625	(a)(b)(c)

Guam (2.6%)
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,198
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,114
		2,312
Illinois (2.3%)
170	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	171
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,046
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	851
		2,068
Louisiana (0.7%)
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	603	(a)

Nevada (1.3%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,188
New Jersey (0.9%)
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	839	(a)

North Carolina (0.9%)
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	807	(a)

Ohio (1.1%)
1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	989

Pennsylvania (2.7%)
285	Pennsylvania St. Turnpike Commission Rev., Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	347
1,715	Pennsylvania St. Turnpike Commission Rev., Subser. 2010-B, 6.00%, due 12/1/34	2,049
		2,396
Puerto Rico (8.5%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	2,145
1,000	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Bristol-Myers Squibb Proj.), Ser. 2000, 0.99%, due 12/1/30	1,000	(a)(d)
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%, due 10/1/21	408	(a)
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,028
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,017
		7,598
Tennessee (0.7%)
500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	610

Texas (0.4%)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	309	(a)(b)(c)

Virgin Islands (0.8%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	251
500	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	499
		750
	Total Investments (163.7%) (Cost $132,204)	146,006	##
	Other Assets Less Liabilities (2.4%)	2,199
	Liquidation Value of Variable Rate Municipal Term Preferred Shares [(66.1%)]	(59,000)
	Net Assets Applicable to Common Stockholders (100.0%)	$89,205

(a)	Security is guaranteed by the corporate or non-profit obligor.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $9,667,000 or 10.8% of net assets applicable to common stockholders for the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(e)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Schedule of Investments

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$146,006	$—	$146,006
Total Investments	$—	$146,006	$—	$146,006

(a)     The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

July 31, 2016

 Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At July 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$132,204	$13,907	$105	$13,802
Intermediate	433,555	56,176	2,226	53,950
New York	115,451	9,872	2,131	7,741

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman California Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2016